Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 284
2026	290
2027	280
Total lease payments	854
Less: Interest	(147)
Total lease liabilities	$ 707